PAYCHECK PROTECTION PROGRAM LOAN (Details Narrative) - USD ($)		1 Months Ended
	May 04, 2020	Jan. 21, 2021	May 31, 2020
Paycheck Protection Promissory Note [Member]
Debt Instrument [Line Items]
Principal amount	$ 95,161	$ 117,487
Maturity date	May 06, 2022
Interest rate	1.00%	100.00%
U S Small Business Administration [Member]
Debt Instrument [Line Items]
Proceeds from loan			$ 7,000